Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			$ 8,290
Balance, including off-balance sheet instruments, at end of period	$ 7,969	$ 7,916	7,969	$ 7,916
Less: Allowance for off-balance sheet instruments	970	991	970	991
Balance at end of period	6,999	6,925	6,999	6,925
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	301	114	302	110
Net remeasurement due to transfers	(5)	2	(5)	1
New originations or purchases	2	4	5	9
Net repayments	(2)		(6)
Derecognition of financial assets (excluding disposals and write-offs)	(49)	(7)	(63)	(14)
Changes to risk, parameters, and models	5	42	26	55
Disposals	0	0	0	0
Write-offs	(4)	(9)	(8)	(16)
Recoveries	1	1	2	2
Foreign exchange and other adjustments	(4)	5	(8)	5
Balance at end of period	245	152	245	152
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	2,038	1,353	2,112	1,309
Balance at beginning of period			2,019
Net remeasurement due to transfers	(75)	151	(127)	162
New originations or purchases	55	99	106	177
Net repayments	(57)	(37)	(112)	(72)
Derecognition of financial assets (excluding disposals and write-offs)	(72)	(38)	(138)	(75)
Changes to risk, parameters, and models	101	671	374	958
Disposals	0	0	0	0
Write-offs	(233)	(346)	(491)	(688)
Recoveries	91	58	166	137
Foreign exchange and other adjustments	(32)	28	(74)	31
Balance, including off-balance sheet instruments, at end of period	1,816	1,939	1,816	1,939
Less: Allowance for off-balance sheet instruments	113	85	113	85
Balance at end of period	1,703	1,854	1,703	1,854
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	2,931	2,047	3,184	1,929
Balance at beginning of period			2,554
Net remeasurement due to transfers	(45)	196	(142)	230
New originations or purchases	26	55	53	90
Net repayments	(53)	(7)	(58)	82
Derecognition of financial assets (excluding disposals and write-offs)	(102)	(124)	(195)	(281)
Changes to risk, parameters, and models	79	1,176	295	1,654
Disposals	0	0	0	0
Write-offs	(288)	(486)	(570)	(938)
Recoveries	89	78	156	162
Foreign exchange and other adjustments	(74)	65	(160)	72
Balance, including off-balance sheet instruments, at end of period	2,563	3,000	2,563	3,000
Less: Allowance for off-balance sheet instruments	513	610	513	610
Balance at end of period	2,050	2,390	2,050	2,390
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	3,667	1,782	3,779	1,684
Net remeasurement due to transfers	9	52	18	65
New originations or purchases	239	209	561	319
Net repayments	(93)	(25)	(142)	(49)
Derecognition of financial assets (excluding disposals and write-offs)	(479)	(216)	(922)	(446)
Changes to risk, parameters, and models	142	1,006	410	1,263
Disposals	0	0	0	0
Write-offs	(60)	(58)	(191)	(105)
Recoveries	11	11	25	29
Foreign exchange and other adjustments	(91)	64	(193)	65
Balance, including off-balance sheet instruments, at end of period	3,345	2,825	3,345	2,825
Less: Allowance for off-balance sheet instruments	344	296	344	296
Balance at end of period	3,001	2,529	3,001	2,529
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			2,544
Balance, including off-balance sheet instruments, at end of period	2,749	3,132	2,749	3,132
Less: Allowance for off-balance sheet instruments	381	407	381	407
Balance at end of period	2,368	2,725	2,368	2,725
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	26	30	32	28
Net remeasurement due to transfers	(7)	(2)	(10)	(5)
New originations or purchases	2	4	5	9
Net repayments	(1)		(4)
Derecognition of financial assets (excluding disposals and write-offs)	(3)	(1)	(4)	(2)
Changes to risk, parameters, and models	(24)	3	(28)	(1)
Disposals	0	0	0	0
Recoveries			1
Foreign exchange and other adjustments		2	(3)	2
Balance at end of period	23	37	23	37
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	36	4	52	10
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(6)	(3)	(18)	(4)
Stage 1 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	529	728	595	717
Balance at beginning of period			567
Net remeasurement due to transfers	(108)	(20)	(210)	(55)
New originations or purchases	55	99	106	177
Net repayments	(25)	(20)	(50)	(44)
Derecognition of financial assets (excluding disposals and write-offs)	(19)	(22)	(40)	(43)
Changes to risk, parameters, and models	(171)	171	(352)	138
Disposals	0	0	0	0
Foreign exchange and other adjustments	(11)	17	(23)	18
Balance, including off-balance sheet instruments, at end of period	587	863	587	863
Less: Allowance for off-balance sheet instruments	25	30	25	30
Balance at end of period	562	833	562	833
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	364	50	633	134
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(24)	(136)	(67)	(172)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)	(4)	(5)	(7)
Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	842	952	799	934
Balance at beginning of period			624
Net remeasurement due to transfers	(118)	(48)	(279)	(110)
New originations or purchases	26	55	53	90
Net repayments	(52)	(18)	(61)	52
Derecognition of financial assets (excluding disposals and write-offs)	(12)	(29)	(24)	(54)
Changes to risk, parameters, and models	(152)	205	(267)	104
Disposals	0	0	0	0
Foreign exchange and other adjustments	(24)	32	(45)	35
Balance, including off-balance sheet instruments, at end of period	852	1,127	852	1,127
Less: Allowance for off-balance sheet instruments	187	250	187	250
Balance at end of period	665	877	665	877
Stage 1 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	385	136	763	297
Stage 1 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(41)	(156)	(83)	(211)
Stage 1 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(2)	(4)	(10)
Stage 1 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,450	756	1,499	736
Net remeasurement due to transfers	(31)	(14)	(57)	(32)
New originations or purchases	239	209	561	319
Net repayments	(13)	(4)	(6)	(12)
Derecognition of financial assets (excluding disposals and write-offs)	(181)	(86)	(380)	(167)
Changes to risk, parameters, and models	(143)	294	(216)	300
Disposals	0	0	0	0
Foreign exchange and other adjustments	(37)	28	(79)	30
Balance, including off-balance sheet instruments, at end of period	1,287	1,105	1,287	1,105
Less: Allowance for off-balance sheet instruments	169	127	169	127
Balance at end of period	1,118	978	1,118	978
Stage 1 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	127	36	230	78
Stage 1 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(124)	(113)	(262)	(137)
Stage 1 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage		(1)	(3)	(10)
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			4,902
Balance, including off-balance sheet instruments, at end of period	4,454	3,637	4,454	3,637
Less: Allowance for off-balance sheet instruments	563	538	563	538
Balance at end of period	3,891	3,099	3,891	3,099
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	214	28	205	26
Net remeasurement due to transfers	2	4	5	6
Net repayments	(1)		(2)
Derecognition of financial assets (excluding disposals and write-offs)	(11)	(1)	(19)	(2)
Changes to risk, parameters, and models	(10)	25	12	31
Disposals	0	0	0	0
Recoveries			(3)
Foreign exchange and other adjustments	(2)	1	(3)	1
Balance at end of period	166	56	166	56
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(35)	(4)	(51)	(10)
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	12	6	29	10
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)	(3)	(7)	(6)
Stage 2 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,333	440	1,330	417
Balance at beginning of period			1,265
Net remeasurement due to transfers	30	167	79	210
Net repayments	(27)	(14)	(54)	(22)
Derecognition of financial assets (excluding disposals and write-offs)	(41)	(10)	(79)	(21)
Changes to risk, parameters, and models	181	203	481	267
Disposals	0	0	0	0
Foreign exchange and other adjustments	(18)	8	(40)	9
Balance, including off-balance sheet instruments, at end of period	1,082	860	1,082	860
Less: Allowance for off-balance sheet instruments	88	55	88	55
Balance at end of period	994	805	994	805
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(362)	(45)	(628)	(123)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	39	151	98	199
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(53)	(40)	(105)	(76)
Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,867	728	2,181	673
Balance at beginning of period			1,726
Net remeasurement due to transfers	70	241	132	325
Net repayments	(7)	2	(9)	9
Derecognition of financial assets (excluding disposals and write-offs)	(36)	(33)	(72)	(62)
Changes to risk, parameters, and models	166	667	382	877
Disposals	0	0	0	0
Foreign exchange and other adjustments	(43)	17	(101)	20
Balance, including off-balance sheet instruments, at end of period	1,517	1,530	1,517	1,530
Less: Allowance for off-balance sheet instruments	326	360	326	360
Balance at end of period	1,191	1,170	1,191	1,170
Stage 2 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(380)	(130)	(753)	(285)
Stage 2 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	55	172	112	240
Stage 2 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(175)	(134)	(355)	(267)
Stage 2 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,877	735	1,858	740
Net remeasurement due to transfers	40	67	77	101
Net repayments	(62)	(11)	(69)	(19)
Derecognition of financial assets (excluding disposals and write-offs)	(186)	(51)	(368)	(160)
Changes to risk, parameters, and models	101	362	305	509
Disposals	0	0	0	0
Foreign exchange and other adjustments	(45)	25	(91)	28
Balance, including off-balance sheet instruments, at end of period	1,689	1,191	1,689	1,191
Less: Allowance for off-balance sheet instruments	149	123	149	123
Balance at end of period	1,540	1,068	1,540	1,068
Stage 2 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(125)	(35)	(227)	(76)
Stage 2 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	127	116	269	145
Stage 2 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(38)	(17)	(65)	(77)
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			844
Balance, including off-balance sheet instruments, at end of period	766	1,147	766	1,147
Less: Allowance for off-balance sheet instruments	26	46	26	46
Balance at end of period	740	1,101	740	1,101
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	61	56	65	56
Derecognition of financial assets (excluding disposals and write-offs)	(35)	(5)	(40)	(10)
Changes to risk, parameters, and models	39	14	42	25
Disposals	0	0	0	0
Write-offs	(4)	(9)	(8)	(16)
Recoveries	1	1	4	2
Foreign exchange and other adjustments	(2)	2	(2)	2
Balance at end of period	56	59	56	59
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(1)		(1)
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(6)	(3)	(11)	(6)
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	3	3	7	6
Stage 3 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	176	185	187	175
Balance at beginning of period			187
Net remeasurement due to transfers	3	4	4	7
Net repayments	(5)	(3)	(8)	(6)
Derecognition of financial assets (excluding disposals and write-offs)	(12)	(6)	(19)	(11)
Changes to risk, parameters, and models	91	297	245	553
Disposals	0	0	0	0
Write-offs	(233)	(346)	(491)	(688)
Recoveries	91	58	166	137
Foreign exchange and other adjustments	(3)	3	(11)	4
Balance, including off-balance sheet instruments, at end of period	147	216	147	216
Balance at end of period	147	216	147	216
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(5)	(5)	(11)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(15)	(15)	(31)	(27)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	56	44	110	83
Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	222	367	204	322
Balance at beginning of period			204
Net remeasurement due to transfers	3	3	5	15
Net repayments	6	9	12	21
Derecognition of financial assets (excluding disposals and write-offs)	(54)	(62)	(99)	(165)
Changes to risk, parameters, and models	65	304	180	673
Disposals	0	0	0	0
Write-offs	(288)	(486)	(570)	(938)
Recoveries	89	78	156	162
Foreign exchange and other adjustments	(7)	16	(14)	17
Balance, including off-balance sheet instruments, at end of period	194	343	194	343
Balance at end of period	194	343	194	343
Stage 3 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(5)	(6)	(10)	(12)
Stage 3 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(14)	(16)	(29)	(29)
Stage 3 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	177	136	359	277
Stage 3 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	340	291	422	208
Net remeasurement due to transfers		(1)	(2)	(4)
Net repayments	(18)	(10)	(67)	(18)
Derecognition of financial assets (excluding disposals and write-offs)	(112)	(79)	(174)	(119)
Changes to risk, parameters, and models	184	350	321	454
Disposals	0	0	0	0
Write-offs	(60)	(58)	(191)	(105)
Recoveries	11	11	25	29
Foreign exchange and other adjustments	(9)	11	(23)	7
Balance, including off-balance sheet instruments, at end of period	369	529	369	529
Less: Allowance for off-balance sheet instruments	26	46	26	46
Balance at end of period	343	483	343	483
Stage 3 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(1)	(3)	(2)
Stage 3 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)	(3)	(7)	(8)
Stage 3 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	$ 38	$ 18	$ 68	$ 87